STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	600,000,000.0
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Preferred stock, shares authorized (in shares)	300,000,000.0
Common stock, shares outstanding (in shares)	94,899,194	94,877,706	410,725,000
Preferred stock, shares outstanding (in shares)	0
Common stock initially reserved for issuance (in shares)	7,400,000
Shares available for future issuance (in shares)	6,100,000
Shares available for future issuance under awards granted (in shares)	1,300,000
Stock-based compensation expense	$ 4,500,000	$ 0	$ 0
Unrecognized compensation cost	8,400,000	4,400,000
Amount available to declare or pay a dividend	19,600,000
Net income	111,690,000	16,808,000	71,252,000
Interest expense	61,485,000	27,030,000	10,523,000
Other income, net	(11,322,000)	(8,658,000)	119,000
Cost of sales	(8,634,144,000)	(6,105,271,000)	(4,012,348,000)
Equity method earnings	6,726,000	48,027,000	30,279,000
Reclassification out of Accumulated Other Comprehensive Income | Fair Value of Derivatives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income	(22,400,000)	3,700,000
Interest expense	22,400,000
Cost of sales		2,300,000
Equity method earnings		1,400,000
Reclassification out of Accumulated Other Comprehensive Income | Pension & Other Postretirement Benefits
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income	(1,500,000)	(400,000)
Equity method earnings		1,700,000
Net periodic benefit cost		2,100,000	$ 1,300,000
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other income, net	$ 5,400,000
Equity method earnings		$ (1,700,000)
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Expiration period	10 years
Stock options granted, weighted average grant date fair value (in dollars per share)		$ 4.47
Unrecognized compensation cost, period for recognition	1 year 10 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years